Statement of Cash Flows - USD ($)	3 Months Ended	4 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Cash Flows from Operating Activities:
Proceeds from gold bullion sold to pay expenses		$ 7,043
Expenses - Sponsor's fee paid		(7,043)
Net cash provided by operating activities		0
Increase (decrease) in cash		0
Cash, beginning of period		0
Cash, end of period	$ 0	0
Reconciliation of Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Provided by (Used in) Operating Activities:
Net increase (decrease) in net assets resulting from operations	(2,367,293)	(2,434,384)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Proceeds from gold bullion sold to pay expenses		7,043
Net realized gain (loss)	384	384
Net change in unrealized appreciation (depreciation)	$ 2,355,378	2,422,459
Change in operating assets and liabilities:
Sponsor's fees payable		4,498
Net cash provided by (used in) operating activities		0
Supplemental disclosure of non-cash information:
Gold bullion contributed for Shares issued		43,830,012
Gold bullion distributed for Shares redeemed		$ 0